SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Notional amount	$ 5,264	$ 3,466
Fair value of hedging option	56	65
Restricted cash balance	$ 352	$ 350